Superannuation commitments - Significant assumptions (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Australia
Superannuation commitments
Discount rate	5.60%	5.80%
Salary increases	3.50%	3.60%
Inflation rate (pensioners received inflationary increase)	2.50%	2.60%
Life expectancy of a 60-year-old male	31 years 10 months 24 days	31 years 8 months 12 days
Life expectancy of a 60-year-old female	34 years 6 months	34 years 3 months 18 days
Overseas
Superannuation commitments
Life expectancy of a 60-year-old female	29 years 7 months 6 days	29 years 7 months 6 days
Overseas | Minimum
Superannuation commitments
Discount rate	4.30%	5.10%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 7 months 6 days	27 years 6 months
Overseas | Maximum
Superannuation commitments
Discount rate	5.00%	5.50%
Salary increases	3.90%	4.00%
Inflation rate (pensioners received inflationary increase)	3.20%	3.30%
Life expectancy of a 60-year-old male	27 years 9 months 18 days	27 years 10 months 24 days
Parent Entity | Australia
Superannuation commitments
Discount rate	5.60%	5.80%
Salary increases	3.50%	3.60%
Inflation rate (pensioners received inflationary increase)	2.50%	2.60%
Life expectancy of a 60-year-old male	31 years 10 months 24 days	31 years 8 months 12 days
Life expectancy of a 60-year-old female	34 years 6 months	34 years 3 months 18 days
Parent Entity | Overseas
Superannuation commitments
Life expectancy of a 60-year-old female	29 years 7 months 6 days	29 years 7 months 6 days
Parent Entity | Overseas | Minimum
Superannuation commitments
Discount rate	4.30%	5.10%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 7 months 6 days	27 years 6 months
Parent Entity | Overseas | Maximum
Superannuation commitments
Discount rate	5.00%	5.50%
Salary increases	3.90%	4.00%
Inflation rate (pensioners received inflationary increase)	3.20%	3.30%
Life expectancy of a 60-year-old male	27 years 9 months 18 days	27 years 10 months 24 days